Short Sales and Derivatives - Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Notional amount	$ 7,261.0	$ 6,506.4
Market value	288.0	307.4
Short sale and derivative obligations, holding company	205.9	149.5
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	369.8	414.4
Cost	0.0	0.0
Market value	0.0	22.3
Short sale and derivative obligations, holding company	84.6	13.4
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount	406.3	390.3
Cost	0.0	0.0
Market value	11.1	4.8
Short sale and derivative obligations, holding company	3.0	51.7
Equity warrants and call options
Disclosure of financial assets [line items]
Notional amount	528.1	652.9
Cost	114.8	123.7
Market value	200.3	79.8
Short sale and derivative obligations, holding company	0.0	0.0
Equity warrant forward contracts
Disclosure of financial assets [line items]
Notional amount	0.0	316.6
Cost	0.0	0.0
Market value	0.0	38.4
Short sale and derivative obligations, holding company	0.0	0.0
CPI-linked derivative contracts
Disclosure of financial assets [line items]
Notional amount	99,804.7	114,426.4
Cost	614.9	668.9
Market value	6.7	24.9
Short sale and derivative obligations, holding company	0.0	0.0
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	846.5	471.9
Cost	3.9	0.0
Market value	0.0	0.0
Short sale and derivative obligations, holding company	1.7	30.4
Foreign currency forward and swap contracts
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Cost	1.8	0.0
Market value	55.3	71.3
Short sale and derivative obligations, holding company	114.5	53.7
Foreign currency options
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Cost	102.7	48.3
Market value	8.2	44.9
Short sale and derivative obligations, holding company	0.0	0.0
Other derivative contracts
Disclosure of financial assets [line items]
Notional amount	0.0	0.0
Cost	3.4	0.0
Market value	2.5	21.0
Short sale and derivative obligations, holding company	2.1	0.3
AGT | Foreign currency forward and swap contracts
Disclosure of financial assets [line items]
Short sale and derivative obligations, holding company	$ 53.3
Seaspan Corporation
Disclosure of financial assets [line items]
Warrants, exercise price (in dollars per share)	$ 8.05
Seaspan Corporation | Equity warrants and call options
Disclosure of financial assets [line items]
Market value	$ 0.0	$ 0.0